Consolidated Statements of Income (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Interest Income
Loans	$ 23,150	$ 21,023	$ 19,441
Mortgage-backed securities	8,998	10,243	12,710
Debt securities	2,657	2,256	3,018
Other interest-earning assets	357	215	224
Total Interest Income	35,162	33,737	35,393
Interest Expense
Deposits	6,707	7,702	9,477
Advances	2,327	2,160	2,360
Total Interest Expense	9,034	9,862	11,837
Net Interest Income	26,128	23,875	23,556
Provision for Loan Losses	717	777	762
Net Interest Income after Provision for Loan Losses	25,411	23,098	22,794
Non-Interest Income
Fees and service charges	218	261	212
Bank owned life insurance	2,088	1,038	922
Gain on sale of securities	2,005	566	647
Net loss on disposal of premises and equipment			(3)
Loss on extinguishment of debt			(527)
Loss on write-down of land held for sale			(99)
Other	2	2	2
Total Non-Interest Income	4,313	1,867	1,154
Non-Interest Expenses
Salaries and employee benefits	9,751	8,598	7,405
Occupancy expense of premises	1,512	1,609	1,510
Equipment	1,476	1,248	1,206
Directors' compensation	993	865	845
Advertising and marketing	386	237	247
Professional services	750	701	663
Federal deposit insurance premium	533	508	498
Other	1,705	1,315	1,537
Total Non-Interest Expenses	17,106	15,081	13,911
Income before Income Taxes	12,618	9,884	10,037
Income Taxes	4,064	3,419	3,427
Net Income	$ 8,554	$ 6,465	$ 6,610
Net Income per Common Share
Basic	$ 0.33	$ 0.25	$ 0.26
Diluted	$ 0.33	$ 0.25	$ 0.26
Dividends per common share	$ 0.30	$ 0.18	$ 0.24
Weighted Average Number of Common Shares and Common Stock Equivalents Outstanding:
Basic	25,537,669	25,391,199	25,148,854
Diluted	25,698,486	25,632,731	25,230,955